Shareholders' Deficit (Details) - USD ($)			12 Months Ended
	Dec. 06, 2023	Sep. 07, 2023	Dec. 31, 2024	Feb. 07, 2025	Dec. 31, 2023	Dec. 05, 2023
Shareholders' Deficit [Line Items]
Common stock, shares authorized			100,000,000		100,000,000
Common stock par value (in Dollars per share)			$ 0.01		$ 0.01
Common stock, shares issued			7,903,850		7,903,850
Common stock, shares outstanding			7,903,850		7,903,850
Number of vote			one
Preferred stock authorized			10,000,000		10,000,000	10,000,000
Preferred stock par value (in Dollars per share)			$ 0.01		$ 0.01	$ 0.01
Cash consideration (in Dollars)	$ 550,000	$ 500,000
Related Party [Member]
Shareholders' Deficit [Line Items]
Common stock, shares issued	2,134,616	1,923,076
Subsequent Event [Member]
Shareholders' Deficit [Line Items]
Common stock, shares issued				1
Common stock, shares outstanding				1
Common Stock [Member]
Shareholders' Deficit [Line Items]
Reverse stock split			On February 7, 2025, the Board approved and implemented a reverse stock split ratio of 1-for-2.6, which provided that every 2.6 shares of its issued and outstanding Common Stock were automatically combined into one issued and outstanding share of Common Stock, without any change in the par value per share.
Common Stock [Member] | Subsequent Event [Member]
Shareholders' Deficit [Line Items]
Common stock, shares issued				2.6
Common stock, shares outstanding				2.6